IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - Market risk [member] - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019
Disclosure of Risk Management [line items]
Increase (decrease) in average total VaR	$ (0.8)
Increase (decrease) in average stressed total VaR	4.4
Increase (decrease) in average IRC	$ 16.9
Value at Risk [member]
Disclosure of Risk Management [line items]
Statistical technique percentage of confidence level to measure potential overnight loss		99.00%